Goodwill and Other Intangible Assets (Details) - Schedule of intangible assets - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Finite-lived intangible assets:
Weighted average life (in years)	3 years	4 years
Gross carrying amount	$ 45,844	$ 40,180
Accumulated amortization	(32,880)	(23,150)
Net carrying amount	12,964	17,030
Indefinite-lived intangible assets:
Gross carrying amount	125,473	119,207
Accumulated amortization	(32,880)	(23,150)
Net carrying amount	$ 92,593	$ 96,057
AMF trade name [Member]
Finite-lived intangible assets:
Weighted average life (in years)	2 years	1 year
Gross carrying amount	$ 9,900	$ 9,900
Accumulated amortization	(8,593)	(7,920)
Net carrying amount	$ 1,307	$ 1,980
Bowlmor trade name [Member]
Finite-lived intangible assets:
Weighted average life (in years)	0 years	6 years
Gross carrying amount	$ 6,500	$ 6,500
Accumulated amortization	$ (6,500)	(2,600)
Net carrying amount		$ 3,900
Other acquisition trade names [Member]
Finite-lived intangible assets:
Weighted average life (in years)	4 years	7 years
Gross carrying amount	$ 1,761	$ 1,010
Accumulated amortization	(651)	(173)
Net carrying amount	$ 1,110	$ 837
Customer relationships [Member]
Finite-lived intangible assets:
Weighted average life (in years)	2 years	3 years
Gross carrying amount	$ 21,112	$ 18,370
Accumulated amortization	(13,989)	(10,471)
Net carrying amount	$ 7,123	$ 7,899
Management contracts [Member]
Finite-lived intangible assets:
Weighted average life (in years)	2 years	2 years
Gross carrying amount	$ 1,800	$ 1,800
Accumulated amortization	(1,443)	(1,150)
Net carrying amount	$ 357	$ 650
Non-compete agreements [Member]
Finite-lived intangible assets:
Weighted average life (in years)	4 years	4 years
Gross carrying amount	$ 2,450	$ 1,200
Accumulated amortization	(1,067)	(514)
Net carrying amount	$ 1,383	$ 686
PBA member, sponsor & media relationships [Member]
Finite-lived intangible assets:
Weighted average life (in years)	8 years	8 years
Gross carrying amount	$ 1,400	$ 1,400
Accumulated amortization	(504)	(322)
Net carrying amount	$ 896	1,078
Other intangible assets [Member]
Finite-lived intangible assets:
Weighted average life (in years)	4 years
Gross carrying amount	$ 921
Accumulated amortization	(133)
Net carrying amount	788
Liquor licenses [Member]
Indefinite-lived intangible assets:
Gross carrying amount	9,629	9,027
Net carrying amount	9,629	9,027
PBA trade name [Member]
Indefinite-lived intangible assets:
Gross carrying amount	3,100	3,100
Net carrying amount	3,100	3,100
Bowlero trade name [Member]
Indefinite-lived intangible assets:
Gross carrying amount	66,900	66,900
Net carrying amount	66,900	66,900
Indefinite-Lived Intangible Assets [Member]
Indefinite-lived intangible assets:
Gross carrying amount	79,629	79,027
Net carrying amount	$ 79,629	$ 79,027